Note 10 - Deposits (Details) - Summary of Deposits - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 10 - Deposits (Details) - Summary of Deposits [Line Items]
Non-interest bearing checking accounts	$ 2,407	$ 640
Money market accounts	$ 26,571	$ 19,203
Money market accounts	0.77%	0.74%
Certificate of deposit accounts	$ 115,791	$ 96,334
Certificate of deposit accounts	1.67%	1.70%
	$ 149,229	$ 124,405
	1.40%	1.42%
Passbook Accounts [Member]
Note 10 - Deposits (Details) - Summary of Deposits [Line Items]
Savings accounts, amount	$ 1,185	$ 2,573
Savings accounts, weighted average interest rate	0.15%	0.15%
Savings Accounts [Member]
Note 10 - Deposits (Details) - Summary of Deposits [Line Items]
Savings accounts, amount	$ 3,275	$ 5,655
Savings accounts, weighted average interest rate	0.23%	0.37%